Other Receivables (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Other Receivables [Abstract]
Security deposits for rents	$ 516,960	$ 595,435
Employee advances	2,080	2,677
Others	6,456
Subtotal	523,085	598,112
Less: Long-term security deposits	(422,783)	(384,860)
Total other receivables	$ 100,302	$ 213,252